INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE	The following table sets forth current and deferred portion of income tax expenses:
For the years ended December 31,
	2024	2025
	HK$	HK$

Current tax expense	-	-
Deferred tax expense	-	-
	-	-

SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES

The following table provides the reconciliation of the differences between the statutory and effective tax expenses:

	For the years ended December 31,
	2024	2025
	HK$	HK$

Income before income tax expense	3,347,275	23,479,137

Tax at Hong Kong statutory tax rate of 16.5%	552,300	3,874,058
Tax effect of tax-exempt entity	3,743	32,859
Tax effect of non-deductible expenses	2,526	(3,273)
Tax effect of non-taxable income	(62,993)	(26,720)
Tax effect of unrecognized temporary differences	17,712	-
Changes in valuation allowance	(513,288)	(3,876,924)
	-	-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Group:

	As of December 31,
	2024	2025
	HK$	HK$

Net operating loss carryforwards	6,103,318	2,226,394
Less: valuation allowance	(6,103,318)	(2,226,394)
	-	-

SCHEDULE OF VALUATION ALLOWANCE OF DEFERRED TAX ASSETS

The following table sets forth the movements of valuation allowance of deferred tax assets:

	For the years ended December 31,
	2024	2025
	HK$	HK$

Balance at beginning of the year	6,616,606	6,103,318
Reversals	(513,288)	(3,876,924)
Balance at end of the year	6,103,318	2,226,394

SCHEDULE OF RELATED PARTIES

Nature of relationships with related party

Name	Relationship with the Company

Cheung Kam Fai (“Mr. Cheung”)	Shareholder and director of the Company

Related party transactions

Name	Nature	For the years ended December 31,
		2024	2025
		HK$	HK$

Mr. Cheung	Reinstatement costs (1)	63,000	-
Mr. Cheung	Handling fee income	53	511
Mr. Cheung	Brokerage income	-	1,217

(1)	The tenancy agreement between the Group and its director, which was rent-free during the years ended December 31, 2023 and 2024, was terminated during the year ended December 31, 2024, and the related rental deposit paid was applied to reinstate the leased property as contractually required.

Balances with related party

Name	Nature	As of December 31,
		2024	2025
		HK$	HK$

Mr. Cheung	Loan to a shareholder (1)	-	-
Mr. Cheung	Amount due to a director (2)	9,783	19,783
Mr. Cheung	Payables to customers (3)	98,605	12,823,672

(1)	On April 3, 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on May 21, 2024.

(2)	The amount was unsecured, interest-free and repayable on demand.

(3)	The amount was repayable on demand except where certain balance under payables to customers represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business. As of December 31, 2024, the balance was HK$98,605. During the year ended 2025, Mr. Cheung deposited HK$40,000,000 into and withdrew total HK$15,090,000 from the account and executed transactions total HK$12,184,933. As of December 31, 2025, the remaining balance in the account was HK$12,823,672.